Borrowings and Debentures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings and Debentures
17.	Borrowings and Debentures

(1)	Short-term borrowings as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	Lender	Annual interest rate (%)	December 31, 2018		December 31, 2017
Short-term borrowings	Shinhan Bank	3.19	￦	30,000	30,000
	Shinhan Bank	2.27		30,000	—
	Shinhan Bank	3.75		15,000	—
	KEB Hana Bank	3.95		5,000	—
Commercial paper	KEB Hana Bank	1.67		—	50,000
Bank overdraft	KEB Hana Bank	3.17		—	30,000
	Shinhan Bank	3.38		—	20,000

			￦	80,000	130,000

(2)	Long-term borrowings as of December 31, 2018 and 2017 are as follows:

(In millions of won and thousands of U.S. dollars)
Lender	Annual interest rate (%)	Maturity	December 31, 2018		December 31, 2017
Korea Development Bank(*1)	3.20	Mar. 31, 2020	￦	—	30,000
KEB Hana Bank	3.51	Feb. 28, 2019		40,000	40,000
Kookmin Bank	1.95	Mar. 15, 2018		—	717
Korea Development Bank(*2)	2.20	Jul. 30, 2019		9,750	22,750
Korea Development Bank(*2)	2.20	Jul. 30, 2019		2,500	5,833
Korea Development Bank(*2)	2.32	Dec. 20, 2021		36,750	49,000
Korea Development Bank(*2)	2.78	Dec. 21, 2022		50,000	50,000
Credit Agricole CIB	2.72	Dec. 14, 2023		50,000	—
Export Kreditnamnden(*3)	1.70	Apr. 29, 2022		45,007 (USD 40,253)	55,471 (USD 51,775)
Shinhan Bank and others	4.21	Sept. 30, 2023		1,750,000	—
Shinhan Bank and others	7.20	Sept. 30, 2023		150,000	—

Sub-total				2,134,007	253,771
Less present value discount				(29,011)	(954)

				2,104,996	252,817
Less current installments				(89,631)	(41,331)

			￦	2,015,365	211,486

(*1)	SK Planet Co., Ltd., one of the subsidiaries of the Parent Company entered into a floating-to-fixed interest rate swap agreement to hedge the interest rate risk.

(*2)	SK Broadband Co., Ltd., one of the subsidiaries of the Parent Company entered into a floating-to-fixed interest rate swap agreement to hedge the interest rate risk.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis until 2022.

(3)	Debentures as of December 31, 2018 and 2017 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2018		December 31, 2017
Unsecured corporate bonds	Other fund	2018	5.00	￦	—	200,000
Unsecured corporate bonds	Operating fund	2021	4.22		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2019	3.24		170,000	170,000
Unsecured corporate bonds		2022	3.30		140,000	140,000
Unsecured corporate bonds		2032	3.45		90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03		230,000	230,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2019	3.30		50,000	50,000
Unsecured corporate bonds		2024	3.64		150,000	150,000
Unsecured corporate bonds(*1)		2029	4.72		61,813	60,278
Unsecured corporate bonds	Refinancing fund	2019	2.53		160,000	160,000
Unsecured corporate bonds		2021	2.66		150,000	150,000
Unsecured corporate bonds		2024	2.82		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.40		100,000	100,000
Unsecured corporate bonds		2025	2.49		150,000	150,000
Unsecured corporate bonds		2030	2.61		50,000	50,000
Unsecured corporate bonds	Operating fund	2018	1.89		—	90,000
Unsecured corporate bonds		2025	2.66		70,000	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2018	2.07		—	80,000
Unsecured corporate bonds		2025	2.55		100,000	100,000
Unsecured corporate bonds		2035	2.75		70,000	70,000
Unsecured corporate bonds	Operating fund	2019	1.65		70,000	70,000
Unsecured corporate bonds		2021	1.80		100,000	100,000
Unsecured corporate bonds		2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2019	1.62		50,000	50,000
Unsecured corporate bonds		2021	1.71		50,000	50,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2020	1.93		60,000	60,000
Unsecured corporate bonds		2022	2.17		120,000	120,000
Unsecured corporate bonds		2027	2.55		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2020	2.39		100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.63		80,000	80,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds		2021	2.57		110,000	—
Unsecured corporate bonds		2023	2.81		100,000	—
Unsecured corporate bonds		2028	3.00		200,000	—
Unsecured corporate bonds		2038	3.02		90,000	—
Unsecured corporate bonds	Operating and refinancing fund	2021	2.10		100,000	—
Unsecured corporate bonds		2023	2.33		150,000	—
Unsecured corporate bonds		2038	2.44		50,000	—
Unsecured corporate bonds(*2)	Operating fund	2019	3.49		210,000	210,000
Unsecured corporate bonds(*2)		2019	2.76		130,000	130,000
Unsecured corporate bonds(*2)		2018	2.23		—	50,000
Unsecured corporate bonds(*2)		2020	2.49		160,000	160,000
Unsecured corporate bonds(*2)		2020	2.43		140,000	140,000
Unsecured corporate bonds(*2)		2020	2.18		130,000	130,000
Unsecured corporate bonds(*2)		2019	1.58		50,000	50,000
Unsecured corporate bonds(*2)	Operating and refinancing fund	2021	1.77		120,000	120,000
Unsecured corporate bonds(*2)	Operating fund	2022	2.26		150,000	150,000
Unsecured corporate bonds(*2)	Refinance fund	2022	2.34		30,000	30,000
Unsecured corporate bonds(*2)	Operating and refinancing fund	2022	2.70		140,000	140,000
Unsecured corporate bonds(*2)		2021	2.59		70,000	—
Unsecured corporate bonds(*2)		2023	2.93		80,000	—
Convertible bonds(*3)	Operating fund	2019	1.00		5,479	5,558
Unsecured global bonds	Operating fund	2027	6.63		447,240 (USD 400,000)	428,560 (USD 400,000)
Unsecured global bonds		2018	2.13		—	749,980 (USD 700,000)
Unsecured global bonds		2023	3.75		559,050 (USD 500,000)	—
Unsecured global bonds(*2)	Refinancing fund	2023	3.88		335,430 (USD 300,000)	—
Unsecured global bonds(*2)	Operating fund	2018	2.88		—	321,420 (USD 300,000)
Floating rate notes(*4)	Operating fund	2020	3M LIBOR + 0.88		335,430 (USD 300,000)	321,420 (USD 300,000)

Sub-total					7,494,442	7,107,216
Less discounts on bonds					(27,590)	(21,029)

					7,466,852	7,086,187
Less current installments of bonds					(894,641)	(1,489,617)

				￦	6,572,211	5,596,570

(*1)

The Group eliminated a measurement inconsistency of accounting profit or loss between the bonds and related derivatives by designating the structured bonds as financial liabilities at fair value through profit or loss. The carrying amount of financial liabilities designated at fair value through profit or loss exceeds the principal amount required to pay at maturity by ￦11,813 million as of December 31, 2018.

(*2)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd.

(*3)	Convertible bonds were issued by IRIVER LIMITED.

(*4)	As of December 31, 2018, 3M LIBOR rate is 2.80%.